Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term bank loans - Principal repayments (Table)

Twelve month periods ending	Amount
December 31, 2021	$144,900
December 31, 2022	169,196
December 31, 2023	326,911
December 31, 2024	144,741
December 31, 2025	184,902
December 31, 2026 and thereafter	126,710
Total Long term bank loans	$1,097,360
Unamortized loan issuance costs	(13,761)
Total Long term bank loans, net	$1,083,599
Current portion of long term bank loans	144,900
Long term bank loans, net of current portion and unamortized loan issuance costs	938,699

Long-term bank loans - Interest and finance costs (Table)

	Years ended December 31,
	2018	2019	2020
Interest on financing agreements	$69,977	$81,393	$58,379
Less: Interest capitalized	(1,753)	(1,018)	—
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 20)	(3)	—	848
Amortization of debt (loan, lease & notes) issuance costs	3,253	5,590	7,815
Other bank and finance charges	2,241	1,652	2,513
Interest and finance costs	$73,715	$87,617	$69,555